Financial instruments (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities measured at fair value	The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2023	30 June 2023	31 December 2022
	$ million	Re-presented $ million	Re-presented $ million
Derivative assets	703	748	820
Derivative liabilities	(440)	(556)	(663)
Valuation techniques based on observable market input (Level 2)	263	192	157
Financial assets - other	281	249	208
Financial liabilities - other	(599)	(665)	(690)
Valuation techniques based on unobservable market input (Level 3)	(318)	(416)	(482)

Schedule of movements in level 3 instruments	The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2023	Six months ended 31 December 2023	Six months ended 31 December 2022	Six months ended 31 December 2022
	$ million	$ million	Re-presented $ million	Re-presented $ million
At the beginning of the period	(274)	(391)	(261)	(449)
Net gains included in the income statement	8	15	—	15
Net losses included in exchange in other comprehensive income	—	—	(1)	—
Net gains/(losses) included in retained earnings	40	—	(5)	—
Acquisitions	—	—	—	(5)
Settlement of liabilities	2	1	7	9
At the end of the period	(224)	(375)	(260)	(430)